CONDENSED CONSOLIDATED INTERIM STATEMENT OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Condensed Consolidated Interim Statement Of Comprehensive Loss
RESEARCH AND DEVELOPMENT EXPENSES	$ (8,523)	$ (5,621)	$ (17,738)	$ (9,538)
LESS - PARTICIPATION IN RESEARCH AND DEVELOPMENT EXPENSES	123		458
RESEARCH AND DEVELOPMENT EXPENSES, net	(8,400)	(5,621)	(17,280)	(9,538)
GENERAL AND ADMINISTRATIVE EXPENSES	(2,194)	(1,075)	(4,104)	(2,086)
OTHER GAINS (LOSSES), net	(81)	75	(154)	171
OPERATING LOSS	(10,675)	(6,621)	(21,538)	(11,453)
FINANCIAL INCOME	239	104	389	258
FINANCIAL EXPENSES	(450)	(4)	(403)	(10)
FINANCIAL INCOME (EXPENSES), net	(211)	100	(14)	248
LOSS BEFORE TAXES ON INCOME	(10,886)	(6,521)	(21,552)	(11,205)
TAXES ON INCOME	(147)		(210)
LOSS AND COMPREHENSIVE LOSS	$ (11,033)	$ (6,521)	$ (21,762)	$ (11,205)
BASIC AND DILUTED LOSS PER ORDINARY SHARE	$ (0.34)	$ (0.47)	$ (0.75)	$ (0.88)